Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2013
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

American Funds® Growth Portfolio – The second footnote in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund subsection is replaced with the following:

[2]	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.30%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Growth Fund.

American Funds® Growth-Income Portfolio – The second footnote in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund subsection is replaced with the following:

[2]	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.30%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Growth-Income Fund.

American Funds® Asset Allocation Portfolio – The second footnote in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund subsection is replaced with the following:

[2]	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.30%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Asset Allocation Fund.

Small-Cap Growth Portfolio – Effective May 1, 2014, pursuant to approval by the Trust's board of trustees, including a majority of the independent trustees, at its meeting held in November 2013, Lord, Abbett & Co. LLC will become the sub-adviser of the Fund. In order to facilitate the sub-adviser change, a portion of the Fund's holdings may be sold and new investments purchased in accordance with recommendations by the new sub-adviser. PLFA, the investment adviser to the Fund, may begin transitioning prior to May 1, 2014. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with these transitions.

Effective May 1, 2014, the first two paragraphs in the Principal Investment Strategies subsection should be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of the market capitalizations in the Russell 2000 Growth Index. As of December 31, 2013, the market capitalization range for this index was approximately $36 million to $5.27 billion.

The Fund may invest in securities of foreign companies, including emerging market companies, provided they are traded on U.S. exchanges or are denominated in U.S. dollars. The Fund may also invest in American Depositary Receipts ("ADRs").

The Fund invests primarily in the common stocks of companies demonstrating above-average, long-term growth potential. The sub-adviser seeks to identify companies that it believes are strongly positioned in the developing growth phase, which it defines as the period of swift development after a company's startup phase when growth occurs at a typically much more rapid rate than that of established companies in their mature years.

Effective May 1, 2014, the following risks should be added to the Principal Risks subsection:

•	Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•	Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Small-Cap Equity Portfolio – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection are replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.75%	0.75%
Service Fee	0.20%	0.00%
Other Expenses	0.04%	0.05%
Acquired Fund Fees and Expenses[2]	0.06%	0.06%
Total Annual Fund Operating Expenses	1.05%	0.86%
Less Fee Waiver[3]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	0.76%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.10%.
[3]	PLFA has contractually agreed to waive 0.10% of its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Franklin Advisory Services, LLC or BlackRock Investment Management, LLC is terminated.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$97	$78
3 years	$324	$264
5 years	$570	$467
10 years	$1,274	$1,052

Small-Cap Index Portfolio – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection is replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.30%	0.30%
Service Fee	0.20%	0.00%
Other Expenses	0.07%	0.08%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%
Total Annual Fund Operating Expenses	0.66%	0.47%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.10%.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$67	$48
3 years	$211	$151
5 years	$368	$263
10 years	$822	$591

International Small-Cap Portfolio – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection is replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.84%	0.84%
Service Fee	0.20%	0.00%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses[2]	0.04%	0.04%
Total Annual Fund Operating Expenses	1.13%	0.93%
Less Fee Waiver[3]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.11%	0.91%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.05%.
[3]	PLFA has contractually agreed to waive 0.02% of its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Batterymarch Financial Management, Inc. is terminated.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$113	$93
3 years	$357	$294
5 years	$620	$513
10 years	$1,373	$1,141

PD Small-Cap Value Index Portfolio – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection is replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class P
Management Fee	0.14%
Other Expenses	0.12%
Acquired Fund Fees and Expenses[2]	0.17%
Total Annual Fund Operating Expenses	0.43%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.19%.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class P
1 year	$44
3 years	$138
5 years	$241
10 years	$542

Health Sciences Portfolio

Effective May 1, 2014, the Principal Investment Strategies subsection should be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies in the health sciences sector. These equity securities are primarily common stocks. The health sciences sector includes the health sciences industry and groups of health sciences-related industries, which may include, but are not limited to, health care equipment and supplies, health care providers and services, biotechnology, and pharmaceuticals. Businesses within the health sciences and related industries include, but are not limited to, companies involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support.

The Fund may invest in small-, mid- and large capitalization companies. This Fund may invest without limit in companies located in non-U.S. countries in foreign denominated securities, including emerging market countries. The Fund may also invest in foreign currency forwards, which are purchased or sold to hedge against currency fluctuations.

The sub-adviser considers a variety of factors when choosing investments for the Fund, including identifying companies and industries that appear to have the potential for above-average returns, and identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The sub-adviser may sell a holding when it reaches a price target, there is deterioration in the company's fundamentals, a change in macroeconomic outlook, valuation issues, a need to rebalance the portfolio, or when other opportunities appear more attractive.

Effective May 1, 2014, the following risks should be added to the Principal Risks subsection:

•	Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default by, or bankruptcy of, the counterparty, which could present the risk of possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the securities and default of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.

•	Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund's principal amount invested. Leverage can magnify the Fund's gains and losses and therefore increase its volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.

•	Value Companies Risk: Value companies are those that are thought to be undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Technology Portfolio

Effective May 1, 2014, the Principal Investment Strategies subsection should be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of technology companies and technology-related companies. Such companies are those that the sub-adviser expects will generate a majority of their revenues from the development, advancement, use or sale of technology-related products or service, or companies whose products, processes or services, in the sub-adviser's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize technology as an agent of change to significantly enhance their business opportunities. Technology and technology-related companies include companies focusing on software, hardware, communications, information, health care medical technology and technology services, including the internet. The Fund may invest up to 25% of its assets in technology-related companies, including companies focused on pharmaceuticals, medical technology equipment, biotechnology, genomics, proteomics, and healthcare services. The Fund may invest in companies of all sizes and may invest without limitation in foreign securities, including securities of issuers within emerging markets. The Fund may also focus its investments in a smaller number of holdings (generally 45 to 65).

The sub-adviser typically emphasizes growth potential (where earnings are likely to grow faster than the economy) in its largely bottom-up approach to selecting securities for the Fund and aims to identify strong secular trends within industries. Other factors the sub-adviser may consider in deciding on an investment for the Fund include earnings potential, quality of management, valuation, financial statements, industry position/market size potential, applicable economic and market conditions and whether a company's products and services have high barriers to entry.

The sub-adviser may sell a holding if it believes the security has ceased to offer significant growth potential, has become overvalued or that the prospects of the company have deteriorated due to a change in management, strategy or financial characteristics. The sub-adviser may also sell a security to reduce the Fund's holding in that security, take advantage of what it believes are more attractive investment opportunities or to raise cash.

Effective May 1, 2014, the following risk should be added to the Principal Risks subsection:

•	Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in "undervalued" companies.

American Funds Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

American Funds® Growth Portfolio – The second footnote in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund subsection is replaced with the following:

[2]	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.30%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Growth Fund.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.30%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Growth Fund.
American Funds Growth-Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

American Funds® Growth-Income Portfolio – The second footnote in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund subsection is replaced with the following:

[2]	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.30%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Growth-Income Fund.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.30%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Growth-Income Fund.
American Funds Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

American Funds® Asset Allocation Portfolio – The second footnote in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund subsection is replaced with the following:

[2]	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.30%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Asset Allocation Fund.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	PLFA has contractually agreed to waive a portion of its management fee to the Fund so that its management fee does not exceed an annual rate of 0.30%, through April 30, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the Fund no longer invests substantially all of its assets in the Master Asset Allocation Fund.
Small-Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Small-Cap Growth Portfolio – Effective May 1, 2014, pursuant to approval by the Trust's board of trustees, including a majority of the independent trustees, at its meeting held in November 2013, Lord, Abbett & Co. LLC will become the sub-adviser of the Fund. In order to facilitate the sub-adviser change, a portion of the Fund's holdings may be sold and new investments purchased in accordance with recommendations by the new sub-adviser. PLFA, the investment adviser to the Fund, may begin transitioning prior to May 1, 2014. PLFA and/or the Fund may retain a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with these transitions.

Effective May 1, 2014, the first two paragraphs in the Principal Investment Strategies subsection should be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers a company to be a small-capitalization company if the company has a market capitalization within the range of the market capitalizations in the Russell 2000 Growth Index. As of December 31, 2013, the market capitalization range for this index was approximately $36 million to $5.27 billion.

The Fund may invest in securities of foreign companies, including emerging market companies, provided they are traded on U.S. exchanges or are denominated in U.S. dollars. The Fund may also invest in American Depositary Receipts ("ADRs").

The Fund invests primarily in the common stocks of companies demonstrating above-average, long-term growth potential. The sub-adviser seeks to identify companies that it believes are strongly positioned in the developing growth phase, which it defines as the period of swift development after a company's startup phase when growth occurs at a typically much more rapid rate than that of established companies in their mature years.

Effective May 1, 2014, the following risks should be added to the Principal Risks subsection:

•	Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•	Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Small-Cap Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Small-Cap Equity Portfolio – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection are replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.75%	0.75%
Service Fee	0.20%	0.00%
Other Expenses	0.04%	0.05%
Acquired Fund Fees and Expenses[2]	0.06%	0.06%
Total Annual Fund Operating Expenses	1.05%	0.86%
Less Fee Waiver[3]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	0.76%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.10%.
[3]	PLFA has contractually agreed to waive 0.10% of its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Franklin Advisory Services, LLC or BlackRock Investment Management, LLC is terminated.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$97	$78
3 years	$324	$264
5 years	$570	$467
10 years	$1,274	$1,052

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Small-Cap Equity Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%	[1]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%	[1]
1 year	rr_ExpenseExampleYear01	$ 97
3 years	rr_ExpenseExampleYear03	324
5 years	rr_ExpenseExampleYear05	570
10 years	rr_ExpenseExampleYear10	1,274
1 year	rr_ExpenseExampleNoRedemptionYear01	97
3 years	rr_ExpenseExampleNoRedemptionYear03	324
5 years	rr_ExpenseExampleNoRedemptionYear05	570
10 years	rr_ExpenseExampleNoRedemptionYear10	1,274
Small-Cap Equity Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1]
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[1]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.76%	[1]
1 year	rr_ExpenseExampleYear01	78
3 years	rr_ExpenseExampleYear03	264
5 years	rr_ExpenseExampleYear05	467
10 years	rr_ExpenseExampleYear10	1,052
1 year	rr_ExpenseExampleNoRedemptionYear01	78
3 years	rr_ExpenseExampleNoRedemptionYear03	264
5 years	rr_ExpenseExampleNoRedemptionYear05	467
10 years	rr_ExpenseExampleNoRedemptionYear10	1,052
Small-Cap Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Small-Cap Index Portfolio – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection is replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.30%	0.30%
Service Fee	0.20%	0.00%
Other Expenses	0.07%	0.08%
Acquired Fund Fees and Expenses[2]	0.09%	0.09%
Total Annual Fund Operating Expenses	0.66%	0.47%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.10%.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$67	$48
3 years	$211	$151
5 years	$368	$263
10 years	$822	$591

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Small-Cap Index Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%	[1]
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
1 year	rr_ExpenseExampleYear01	67
3 years	rr_ExpenseExampleYear03	211
5 years	rr_ExpenseExampleYear05	368
10 years	rr_ExpenseExampleYear10	822
1 year	rr_ExpenseExampleNoRedemptionYear01	67
3 years	rr_ExpenseExampleNoRedemptionYear03	211
5 years	rr_ExpenseExampleNoRedemptionYear05	368
10 years	rr_ExpenseExampleNoRedemptionYear10	822
Small-Cap Index Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%	[1]
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%	[1]
1 year	rr_ExpenseExampleYear01	48
3 years	rr_ExpenseExampleYear03	151
5 years	rr_ExpenseExampleYear05	263
10 years	rr_ExpenseExampleYear10	591
1 year	rr_ExpenseExampleNoRedemptionYear01	48
3 years	rr_ExpenseExampleNoRedemptionYear03	151
5 years	rr_ExpenseExampleNoRedemptionYear05	263
10 years	rr_ExpenseExampleNoRedemptionYear10	591
International Small-Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

International Small-Cap Portfolio – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection is replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class P
Management Fee	0.84%	0.84%
Service Fee	0.20%	0.00%
Other Expenses	0.05%	0.05%
Acquired Fund Fees and Expenses[2]	0.04%	0.04%
Total Annual Fund Operating Expenses	1.13%	0.93%
Less Fee Waiver[3]	(0.02%)	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.11%	0.91%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.05%.
[3]	PLFA has contractually agreed to waive 0.02% of its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Batterymarch Financial Management, Inc. is terminated.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

	Class I	Class P
1 year	$113	$93
3 years	$357	$294
5 years	$620	$513
10 years	$1,373	$1,141

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
International Small-Cap Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.84%	[1]
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[1]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.11%	[1]
1 year	rr_ExpenseExampleYear01	113
3 years	rr_ExpenseExampleYear03	357
5 years	rr_ExpenseExampleYear05	620
10 years	rr_ExpenseExampleYear10	1,373
1 year	rr_ExpenseExampleNoRedemptionYear01	113
3 years	rr_ExpenseExampleNoRedemptionYear03	357
5 years	rr_ExpenseExampleNoRedemptionYear05	620
10 years	rr_ExpenseExampleNoRedemptionYear10	1,373
International Small-Cap Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.84%	[1]
Service Fee	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[1]
Less Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.91%	[1]
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	294
5 years	rr_ExpenseExampleYear05	513
10 years	rr_ExpenseExampleYear10	1,141
1 year	rr_ExpenseExampleNoRedemptionYear01	93
3 years	rr_ExpenseExampleNoRedemptionYear03	294
5 years	rr_ExpenseExampleNoRedemptionYear05	513
10 years	rr_ExpenseExampleNoRedemptionYear10	1,141
PD Small-Cap Value Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

PD Small-Cap Value Index Portfolio – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection is replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class P
Management Fee	0.14%
Other Expenses	0.12%
Acquired Fund Fees and Expenses[2]	0.17%
Total Annual Fund Operating Expenses	0.43%

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.19%.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class P
1 year	$44
3 years	$138
5 years	$241
10 years	$542

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information has been restated to reflect current fees.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
PD Small-Cap Value Index Portfolio | Class P
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1],[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%	[1]
1 year	rr_ExpenseExampleYear01	44
3 years	rr_ExpenseExampleYear03	138
5 years	rr_ExpenseExampleYear05	241
10 years	rr_ExpenseExampleYear10	542
1 year	rr_ExpenseExampleNoRedemptionYear01	44
3 years	rr_ExpenseExampleNoRedemptionYear03	138
5 years	rr_ExpenseExampleNoRedemptionYear05	241
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 542
Health Sciences Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Health Sciences Portfolio

Effective May 1, 2014, the Principal Investment Strategies subsection should be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies in the health sciences sector. These equity securities are primarily common stocks. The health sciences sector includes the health sciences industry and groups of health sciences-related industries, which may include, but are not limited to, health care equipment and supplies, health care providers and services, biotechnology, and pharmaceuticals. Businesses within the health sciences and related industries include, but are not limited to, companies involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support.

The Fund may invest in small-, mid- and large capitalization companies. This Fund may invest without limit in companies located in non-U.S. countries in foreign denominated securities, including emerging market countries. The Fund may also invest in foreign currency forwards, which are purchased or sold to hedge against currency fluctuations.

The sub-adviser considers a variety of factors when choosing investments for the Fund, including identifying companies and industries that appear to have the potential for above-average returns, and identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The sub-adviser may sell a holding when it reaches a price target, there is deterioration in the company's fundamentals, a change in macroeconomic outlook, valuation issues, a need to rebalance the portfolio, or when other opportunities appear more attractive.

Effective May 1, 2014, the following risks should be added to the Principal Risks subsection:

•	Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default by, or bankruptcy of, the counterparty, which could present the risk of possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the securities and default of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.

•	Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund's principal amount invested. Leverage can magnify the Fund's gains and losses and therefore increase its volatility. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so.

•	Value Companies Risk: Value companies are those that are thought to be undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies in the health sciences sector. These equity securities are primarily common stocks. The health sciences sector includes the health sciences industry and groups of health sciences-related industries, which may include, but are not limited to, health care equipment and supplies, health care providers and services, biotechnology, and pharmaceuticals. Businesses within the health sciences and related industries include, but are not limited to, companies involved in the development, production, and distribution or delivery of medical and pharmaceutical products and services, companies engaged in biotechnology and medical research and development, companies that design, manufacture or distribute medical, dental and optical equipment and supplies, including diagnostic equipment, and companies that may also provide diagnostic services or operate health facilities and hospitals, or provide related administrative, management and financial support.

The Fund may invest in small-, mid- and large capitalization companies. This Fund may invest without limit in companies located in non-U.S. countries in foreign denominated securities, including emerging market countries. The Fund may also invest in foreign currency forwards, which are purchased or sold to hedge against currency fluctuations.

The sub-adviser considers a variety of factors when choosing investments for the Fund, including identifying companies and industries that appear to have the potential for above-average returns, and identifying companies that are expected to show above-average growth over the long-term as well as those that appear to be trading below their true worth.

The sub-adviser may sell a holding when it reaches a price target, there is deterioration in the company's fundamentals, a change in macroeconomic outlook, valuation issues, a need to rebalance the portfolio, or when other opportunities appear more attractive.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of companies in the health sciences sector.
Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 27, 2014

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2013

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2013, as supplemented (the "Prospectus"), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Technology Portfolio

Effective May 1, 2014, the Principal Investment Strategies subsection should be replaced with the following:

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of technology companies and technology-related companies. Such companies are those that the sub-adviser expects will generate a majority of their revenues from the development, advancement, use or sale of technology-related products or service, or companies whose products, processes or services, in the sub-adviser's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize technology as an agent of change to significantly enhance their business opportunities. Technology and technology-related companies include companies focusing on software, hardware, communications, information, health care medical technology and technology services, including the internet. The Fund may invest up to 25% of its assets in technology-related companies, including companies focused on pharmaceuticals, medical technology equipment, biotechnology, genomics, proteomics, and healthcare services. The Fund may invest in companies of all sizes and may invest without limitation in foreign securities, including securities of issuers within emerging markets. The Fund may also focus its investments in a smaller number of holdings (generally 45 to 65).

The sub-adviser typically emphasizes growth potential (where earnings are likely to grow faster than the economy) in its largely bottom-up approach to selecting securities for the Fund and aims to identify strong secular trends within industries. Other factors the sub-adviser may consider in deciding on an investment for the Fund include earnings potential, quality of management, valuation, financial statements, industry position/market size potential, applicable economic and market conditions and whether a company's products and services have high barriers to entry.

The sub-adviser may sell a holding if it believes the security has ceased to offer significant growth potential, has become overvalued or that the prospects of the company have deteriorated due to a change in management, strategy or financial characteristics. The sub-adviser may also sell a security to reduce the Fund's holding in that security, take advantage of what it believes are more attractive investment opportunities or to raise cash.

Effective May 1, 2014, the following risk should be added to the Principal Risks subsection:

•	Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in "undervalued" companies.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of technology companies and technology-related companies. Such companies are those that the sub-adviser expects will generate a majority of their revenues from the development, advancement, use or sale of technology-related products or service, or companies whose products, processes or services, in the sub-adviser's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may also invest in companies that utilize technology as an agent of change to significantly enhance their business opportunities. Technology and technology-related companies include companies focusing on software, hardware, communications, information, health care medical technology and technology services, including the internet. The Fund may invest up to 25% of its assets in technology-related companies, including companies focused on pharmaceuticals, medical technology equipment, biotechnology, genomics, proteomics, and healthcare services. The Fund may invest in companies of all sizes and may invest without limitation in foreign securities, including securities of issuers within emerging markets. The Fund may also focus its investments in a smaller number of holdings (generally 45 to 65).

The sub-adviser typically emphasizes growth potential (where earnings are likely to grow faster than the economy) in its largely bottom-up approach to selecting securities for the Fund and aims to identify strong secular trends within industries. Other factors the sub-adviser may consider in deciding on an investment for the Fund include earnings potential, quality of management, valuation, financial statements, industry position/market size potential, applicable economic and market conditions and whether a company's products and services have high barriers to entry.

The sub-adviser may sell a holding if it believes the security has ceased to offer significant growth potential, has become overvalued or that the prospects of the company have deteriorated due to a change in management, strategy or financial characteristics. The sub-adviser may also sell a security to reduce the Fund's holding in that security, take advantage of what it believes are more attractive investment opportunities or to raise cash.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, this Fund invests at least 80% of its assets in equity securities of technology companies and technology-related companies.

[1]	The expense information has been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.10%.
[3]	PLFA has contractually agreed to waive 0.10% of its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Franklin Advisory Services, LLC or BlackRock Investment Management, LLC is terminated.
[4]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.05%.
[5]	PLFA has contractually agreed to waive 0.02% of its management fee through April 30, 2014. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon ninety days' prior written notice by the Fund, or (iii) if the sub-advisory agreement with Batterymarch Financial Management, Inc. is terminated.
[6]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. These fees and expenses are not directly paid by Fund shareholders and have no impact on the fees and expenses associated with Fund operations. As such, they are not reflected in the total annual operating expenses in the Fund's financial statements. For the period ending 9/30/2013, the Acquired Fund Fees and Expenses was 0.19%.